Share Based Compensation and Benefit Plans	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation and Benefit Plans	SHARE BASED COMPENSATION AND BENEFIT PLANS
We maintain share based payment plans that include a non-employee director stock purchase plan and a long-term incentive plan that permits the issuance of share based compensation, including stock options and non-vested share awards. The long-term incentive plan, which is shareholder approved, permits the grant of additional share based awards for up to 0.6 million shares of common stock as of December 31, 2022. The non-employee director stock purchase plan permits the grant of additional share based payments for up to 0.1 million shares of common stock as of December 31, 2022. Share based awards and payments are measured at fair value at the date of grant and are expensed over the requisite service period. Common shares issued upon exercise of stock options come from currently authorized but unissued shares.
During 2022, 2021 and 2020 pursuant to our long-term incentive plan, we granted 0.06 million, 0.09 million and 0.06 million shares, respectively of restricted stock and 0.02 million during each year of performance stock units (‘‘PSUs’’), to certain officers. The shares of restricted stock and PSUs cliff vest after a period of three years. The performance criteria of the PSUs granted in 2022 is split evenly between a comparison of (i) our total shareholder return and (ii) our return on average assets each over the three year period starting on the grant date to these same criteria over that period to an index of our banking peers. The performance criteria of the PSUs granted in 2021 and 2020 is based on a comparison of our total shareholder return over the three year period starting on the grant date to the same criteria over that period to an index of our banking peers.
Our directors may elect to receive all or a portion of their cash retainer fees in the form of common stock (either on a current basis or on a deferred basis) pursuant to the non-employee director stock purchase plan referenced above. Shares equal in value to that portion of each director’s fees that he or she has elected to receive in stock on a current basis are issued each quarter and vest immediately. Shares issued on a deferred basis are credited at the rate of 90% of the current fair value of our common stock and vest immediately. We issued 0.02 million shares to directors pursuant to this plan during each of the years ending 2022, 2021 and 2020 and expensed their value during those same periods.
Total compensation expense recognized for grants pursuant to our long-term incentive plan was $1.8 million, $1.6 million and $1.6 million in 2022, 2021 and 2020, respectively. The corresponding tax benefit relating to this expense was $0.4 million, $0.3 million, and $0.3 million during each year, respectively. Total expense recognized for non-employee director share based payments was $0.4 million, $0.4 million, and $0.4 million for the years ending 2022, 2021 and 2020, respectively. The corresponding tax benefit relating to this expense was $0.08 million, $0.08 million and $0.07 million in 2022, 2021 and 2020, respectively.
At December 31, 2022, the total expected compensation cost related to non-vested restricted stock and PSUs not yet recognized was $2.3 million. The weighted-average period over which this amount will be recognized is 1.74 years.
A summary of outstanding stock option grants and related transactions follows:

	Number of Shares	Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregated Intrinsic Value
				(In thousands)
Outstanding at January 1, 2022	80,839	$5.76
Granted	—
Exercised	(40,532)	3.22
Forfeited	—
Expired	—
Outstanding at December 31, 2022	40,307	$8.32	1.42	$629

Vested and expected to vest at December 31, 2022	40,307	$8.32	1.42	$629
Exercisable at December 31, 2022	40,307	$8.32	1.42	$629
A summary of outstanding non-vested stock and related transactions follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2022	234,226	$21.64
Granted	81,535	26.19
Vested	(55,875)	22.92
Forfeited	(13,750)	22.23
Outstanding at December 31, 2022	246,136	$22.82
Certain information regarding options exercised during the periods ending December 31 follows:

	2022	2021	2020
	(In thousands)
Intrinsic value	$761	$752	$293
Cash proceeds received	$131	$117	$57
Tax benefit realized	$160	$158	$61
We maintain 401(k) and employee stock ownership plans covering substantially all of our full-time employees. We matched 50% of employee contributions to the 401(k) plan up to a maximum of 8% of participating employees’ eligible wages for 2022, 2021 and 2020. Contributions to the employee stock ownership plan are determined annually and require approval of our Board of Directors. The maximum contribution is 6% of employees’ eligible wages. Contributions to the employee stock ownership plan were 2% for each of 2022, 2021 and 2020. Amounts expensed for these retirement plans were $2.9 million, $3.3 million and $3.2 million in 2022, 2021 and 2020, respectively.
Our employees participate in various performance-based compensation plans. Amounts expensed for all incentive plans totaled $12.7 million, $15.6 million and $15.7 million in 2022, 2021 and 2020, respectively.
We also provide certain health care and life insurance programs to substantially all full-time employees. Amounts expensed for these programs totaled $6.2 million, $6.1 million and $4.8 million in 2022, 2021 and 2020 respectively.
These insurance programs are also available to retired employees at their own expense.